Revenue and other income (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of revenue and other income
	30 June 2021	30 June 2020	30 June 2019
	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	145,776	2,518,566	2,387,426
Total Revenue from Operating Activities	145,776	2,518,566	2,387,426

Other Income
Australian Federal R&D Tax Concession Refund	356,209	308,225	531,005
COVID-19 government assistance	161,600	154,904	-
R&D grants	74,821	-	-
Other income	24,480	10,545	1,045
Total Other Income	617,110	473,674	532,050

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	(582,528)	11,335	51,807
Net impairment losses	(759,765)	-	(13,394)
Total Other Gains/(Losses) – Net	(1,342,293)	11,335	38,413